UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     March 31, 2010
                                                   -----------------

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one):     [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
Address:          19 South Second Street
                  Oakland, Maryland 21550


Form 13F File Number:  28-10455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eugene D. Helbig, Jr.
                  -------------------------------
Title:            Senior Trust Officer/SVP
                  -------------------------------
Phone:            301-533-2360
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig, Jr.  Oakland, Maryland             5/3/2010
-------------------------  -----------------         ------------------
           Signature        City, State                   Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION
REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                               -----------

Form 13F Information Table Entry Total:                                 68
                                                               -----------

Form 13F Information Table Value Total:                            $62,115
                                                                   -------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  None


                                           FORM 13F INFORMATION TABLE
                                                                                                        VOTING AUTHORITY
                                                       VALUE   SHARES/  SH/  PUT/ INVSTMT OTHER
      NAME OF ISSUER          TITLE OF CLASS  CUSIP   (X$1000) PRN AMT  PRN  CALL DSCRETN MANAGERS   SOLE          SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD                                G1151C101   883    21060     SH         SOLE             21060         0     0
AT&T INC                       COM           00206R102   407    15739     SH         SOLE             15739         0     0
ABBOTT LABS                    COM             2824100   675    12820     SH         SOLE             12820         0     0
AECOM TECHNOLOGY CORP DELAW     A            00766T100   332    11700     SH         SOLE             11700         0     0
BP AMOCO P L C              SPONSORED ADR     55622104   548     9604     SH         SOLE              9604         0     0
BANK OF AMERICA CORP                          60505104   600    33653     SH         SOLE             33653         0     0
BECTON DICKINSON AND COMPANY                  75887109   350     4450     SH         SOLE              4450         0     0
BRISTOL MYERS SQUIBB CO        COM           110122108  1233    46165     SH         SOLE             46165         0     0
CSX CORP                       COM           126408103   564    11080     SH         SOLE             11080         0     0
CHEVRONTEXACO                                166764100   445     5874     SH         SOLE              5874         0     0
CISCO SYS INC                  COM           17275R102  1067    40989     SH         SOLE             40989         0     0
COCA COLA CO                   COM           191216100   710    12912     SH         SOLE             12912         0     0
CORNING INC                    COM           219350105   529    26186     SH         SOLE             26186         0     0
DANAHER CORP DEL               COM           235851102  1391    17405     SH         SOLE             17405         0     0
DEERE & COMPANY                              244199105   680    11430     SH         SOLE             11430         0     0
DISNEY WALT CO              COM DISNEY       254687106   519    14881     SH         SOLE             14881         0     0
DOMINION NEW RES INC VA NEW                  25746U109  1283    31198     SH         SOLE             31198         0     0
DU PONT E I DE NEMOURS & CO    COM           263534109   605    16257     SH         SOLE             16257         0     0
EXELON CORP                                  30161N101   335     7643     SH         SOLE              7643         0     0
EXXON MOBIL CORP               COM           30231G102  2588    38642     SH         SOLE             38642         0     0
FIRST UNITED CORPORATION                     33741H107  1820   303290     SH         SOLE            300290      3000     0
GENERAL ELEC CO                COM           369604103   264    14516     SH         SOLE             14516         0     0
GRAINGER W W INC                             384802104   608     5620     SH         SOLE              5620         0     0
HEINZ H J CO                   COM           423074103   554    12146     SH         SOLE             12146         0     0
INTERNATIONAL BUSINESS MACHS   COM           459200101   920     7173     SH         SOLE              7173         0     0
ISHARES DOW JONES TRANSPORT     A            464287192   615     7770     SH         SOLE              7770         0     0
ISHARES TRUST MSCI EMERGIN                   464287234  1679    39869     SH         SOLE             39869         0     0
ISHARES MSCI EAFE INDEX FUND                 464287465  1281    22879     SH         SOLE             22879         0     0
ISHARE RUSSELL MID CAP VALUE                 464287473  2120    52583     SH         SOLE             52583         0     0
ISHARE RUSELL MID CAP GROWTH                 464287481  1006    20744     SH         SOLE             20744         0     0
ETF- ISHARES TRUST MID CAP I                 464287499   345     3865     SH         SOLE              3865         0     0
ISHARES RUSSELL 1000 VAL INDEX FD            464287598   926    15164     SH         SOLE             15164         0     0
ISHARES RUSSELL 1000 GROWTH INDEX FD         464287614  2384    45885     SH         SOLE             45885         0     0



ISHARES RUSSELL 2000 VALUE                   464287630   894    14003     SH         SOLE             14003         0     0
ISHARES TR RUSSELL 2000 GROWTH INDEX FD      464287648  1253    17114     SH         SOLE             17114         0     0
ISHARES-TECHNOLOGY                           464287721  1164    19940     SH         SOLE             19940         0     0
ISHARES TR DJ US REAL EST                    464287739   398     7995     SH         SOLE              7995         0     0
ISHARES - HEALTH                             464287762  1194    18005     SH         SOLE             18005         0     0
JOHNSON & JOHNSON              COM           478160104  1586    24319     SH         SOLE             24319         0     0
KOHL'S CORP (WISCONSIN)                      500255104  1370    25010     SH         SOLE             25010         0     0
L-3 COMMUNICATIONS HLDGS INC   COM           502424104  1360    14845     SH         SOLE             14845         0     0
LOWES COS INC                  COM           548661107   770    31790     SH         SOLE             31790         0     0
M & T BANK CORP                              55261F104   419     5275     SH         SOLE              5275         0     0
MCDONALDS CORP                 COM           580135101   466     6990     SH         SOLE              6990         0     0
MEADWESTVACO CORP                            583334107   299    11710     SH         SOLE             11710         0     0
MICROSOFT CORP                 COM           594918104   315    10763     SH         SOLE             10763         0     0
NATIONAL OILWELL VARCO INC                   637071101   369     9095     SH         SOLE              9095         0     0
NUVEEN INSD TAX-FREE
     ADVANTAGE MUN FD          COM           670657105   186    13120                SOLE             13120         0     0
OCCIDENTAL PETE CORP DEL       COM           674599105   333     3936     SH         SOLE              3936         0     0
PEPSICO INC                    COM           713448108  1516    22915     SH         SOLE             22915         0     0
POWERSHARE QQQ TR                            73935A104  2597    53943     SH         SOLE             53943         0     0
POWERSHARES WATER RESOURCE      P            73935X575   337    19350     SH         SOLE             19350         0     0
POWERSHARES OIL SERVICES                     73935X625   745    44745     SH         SOLE             44745         0     0
PRAXAIR INC                    COM           74005P104   845    10184     SH         SOLE             10184         0     0
PRICE T ROWE GROUP INC                       74144T108   753    13700     SH         SOLE             13700         0     0
PROCTER & GAMBLE CO            COM           742718109   733    11585     SH         SOLE             11585         0     0
RYDEX ETF TR S&P 500 EQUAL
     WEIGHTED INDEX FD                       78355W106  1108    26027     SH         SOLE             26027         0     0
SPDR TRUST UNIT                              78462F103  5601    47875     SH         SOLE             47875         0     0
SCHLUMBERGER LTD               COM           806857108   682    10748     SH         SOLE             10748         0     0
SPDR-BASIC MATERIALS                         81369Y100   428    12621     SH         SOLE             12621         0     0
SPDR - CONSUMER STAPLES                      81369Y308   670    23980     SH         SOLE             23980         0     0
SPDR CONSUMER DISCRETIONARY                  81369Y407   221     6720     SH         SOLE              6720         0     0
SPDR-ENERGY                                  81369Y506   621    10800     SH         SOLE             10800         0     0
S&P FINANCIAL SELECT SECTOR
      SPDRFUND                               81369Y605   219    13700     SH         SOLE             13700         0     0
SPDR-INDUSTRIAL                              81369Y704   506    16213     SH         SOLE             16213         0     0
STATE ST CORP                                857477103   544    12050     SH         SOLE             12050         0     0
TEXAS INSTRS INC               COM           882508104   207     8460     SH         SOLE              8460         0     0
VERIZON COMMUNICATIONS                       92343V104  1140    36762     SH         SOLE             36762         0     0
                                                       -----  -------                               -------      ----    ---
GRAND TOTALS                                           62115  1577480                               1574480      3000     0

